PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 97.9% of Net Assets
	Australia – 3.5%
283,558	GPT Group (The)	$1,009,260
58,003	Lendlease Corp. Ltd.	566,789
389,823	Stockland	1,404,795
282,972	Vicinity Centres	345,808

		3,326,652

	Canada – 2.7%
143,700	Summit Industrial Income REIT	1,824,966
65,100	Tricon Residential, Inc.	690,643

		2,515,609

	France – 2.4%
6,330	Covivio	564,706
6,567	Gecina S.A.	961,261
28,748	Klepierre S.A.	763,004

		2,288,971

	Germany – 6.6%
23,301	ADLER Group S.A.(a)	688,197
123,950	Aroundtown S.A.	954,428
9,828	Deutsche EuroShop AG(a)	226,863
49,655	Deutsche Wohnen SE	2,686,268
25,411	Vonovia SE	1,669,623

		6,225,379

	Hong Kong – 4.6%
278,000	Hysan Development Co. Ltd.	1,046,551
141,374	New World Development Co. Ltd.	748,105
117,000	Sun Hung Kai Properties Ltd.	1,759,955
262,600	Swire Properties Ltd.	783,638

		4,338,249

	Japan – 9.9%
231	AEON REIT Investment Corp.	317,640
890	GLP J-REIT	1,493,009
154	Kenedix Office Investment Corp.	1,133,983
87,200	Mitsubishi Estate Co. Ltd.	1,435,214
61,300	Mitsui Fudosan Co. Ltd.	1,332,618
171	Nippon Accommodations Fund, Inc.	1,014,432
183	Nippon Building Fund, Inc.	1,201,027
530	Nomura Real Estate Master Fund, Inc.	837,430
4,700	TKP Corp.(a)	97,233
34,300	Tokyo Tatemono Co. Ltd.	507,822

		9,370,408

	Netherlands – 0.2%
2,511	Unibail-Rodamco-Westfield(a)	206,785

Shares	Description	Value (†)
Common Stocks – continued
	Singapore – 2.2%
529,387	Ascendas Real Estate Investment Trust	$1,233,640
878,026	Keppel REIT	817,129

		2,050,769

	Spain – 1.3%
111,935	Merlin Properties SOCIMI S.A.	1,237,144

	Sweden – 2.6%
62,239	Kungsleden AB	723,631
98,490	Nyfosa AB	1,184,845
148,878	Samhallsbyggnadsbolaget i Norden AB	566,282

		2,474,758

	United Kingdom – 5.2%
277,933	Capital & Counties Properties PLC(a)	697,130
95,274	Land Securities Group PLC	949,411
146,387	Segro PLC	2,033,692
485,152	Tritax Big Box REIT PLC	1,274,894

		4,955,127

	United States – 56.7%
26,059	Agree Realty Corp.	1,833,511
57,300	Americold Realty Trust	2,314,347
182,200	Brixmor Property Group, Inc.	4,070,348
15,579	EastGroup Properties, Inc.	2,471,764
900	Equinix, Inc.	648,684
16,400	Essex Property Trust, Inc.	4,764,528
23,900	Extra Space Storage, Inc.	3,553,691
147,700	Host Hotels & Resorts, Inc.(a)	2,682,232
145,500	Independence Realty Trust, Inc.	2,450,220
75,400	Invitation Homes, Inc.	2,643,524
35,400	Kilroy Realty Corp.	2,426,316
125,700	Macerich Co. (The)	1,733,403
226,400	Paramount Group, Inc.	2,402,104
31,000	ProLogis, Inc.	3,612,430
33,900	QTS Realty Trust, Inc., Class A	2,254,011
4,600	SBA Communications Corp.	1,378,712
14,700	Sun Communities, Inc.	2,452,401
34,100	Ventas, Inc.	1,891,186
143,800	VICI Properties, Inc.	4,558,460
47,831	Welltower, Inc.	3,588,760

		53,730,632

	Total Common Stocks (Identified Cost $78,183,557)	92,720,483

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$1,886,633	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $1,886,633 on 5/03/2021 collateralized by $2,008,200 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $1,924,438 including accrued interest(b) (Identified Cost $1,886,633)	$1,886,633

	Total Investments – 99.9% (Identified Cost $80,070,190)	94,607,116
	Other Assets Less Liabilities – 0.1%	140,633

	Net Assets – 100.0%	$94,747,749

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of April 30, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1] Percentage of Net Assets
$ 36,474,242 38.5%
[1] Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,326,652	$—	$3,326,652
France	—	2,288,971	—	2,288,971
Germany	—	6,225,379	—	6,225,379
Hong Kong	—	4,338,249	—	4,338,249
Japan	—	9,370,408	—	9,370,408
Netherlands	—	206,785	—	206,785
Singapore	—	2,050,769	—	2,050,769
Spain	—	1,237,144	—	1,237,144
Sweden	—	2,474,758	—	2,474,758
United Kingdom	—	4,955,127	—	4,955,127
All Other Common Stocks*	56,246,241	—	—	56,246,241

Total Common Stocks	$56,246,241	$36,474,242	$—	$92,720,483

Short-Term Investments	—	1,886,633	—	1,886,633

Total	$56,246,241	$38,360,875	$—	$94,607,116

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at April 30, 2021 (Unaudited)

Real Estate Management & Development	18.6%
REITs - Warehouse/Industrials	18.2
REITs - Diversified	17.4
REITs - Apartments	11.5
REITs - Office Property	7.3
REITs - Shopping Centers	6.1
REITs - Health Care	5.8
REITs - Storage	3.8
REITs - Hotels	2.8
REITs - Manufactured Homes	2.6
Other Investments, less than 2% each	3.8
Short-Term Investments	2.0

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at April 30, 2021 (Unaudited)

United States Dollar	58.7%
Euro	10.5
Japanese Yen	9.9
British Pound	5.2
Hong Kong Dollar	4.6
Australian Dollar	3.5
Canadian Dollar	2.7
Swedish Krona	2.6
Singapore Dollar	2.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%